Annual Total Returns- Vanguard Short-Term Investment-Grade Fund (Institutional) [BarChart] - Institutional - Vanguard Short-Term Investment-Grade Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.06%	4.66%	1.10%	1.90%	1.16%	2.85%	2.16%	1.00%	5.87%	5.28%